Schedule of Other Expenses and Financial Costs (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Travel & related expenses	$ (118,292)	$ (7,558)	$ (56,290)
Legal expenses		(93,801)	(249,316)
Insurance expenses	(68,167)	(59,685)	(60,733)
Business expenses	(24,204)	(4,958)	(31,531)
Foreign exchange gain	(34,416)	33,487	(9,747)
Share based payment			(30,800)
Total other expenses	(245,079)	(132,515)	(438,417)
Implied interest expense related to convertible notes	(666,534)
Interest expense	(68,271)	(40,106)	(86,127)
Bank charges	(9,182)	(8,155)	(8,060)
Merchant facility fees	(4,203)	(10,652)	(14,284)
Total finance costs	$ (748,190)	$ (58,913)	$ (108,471)